Other reserves (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Other reserves

	As at 30.06.25	As at 31.12.24
	£m	£m
Currency translation reserve	2,038	3,690
Fair value through other comprehensive income reserve	(1,316)	(1,681)
Cash flow hedging reserve	(1,333)	(2,448)
Own credit reserve	(540)	(1,059)
Other reserves	198	196
Total	(953)	(1,302)